Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Growth Portfolio
Supplement dated December 4, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) recently approved: (i) replacing Massachusetts Financial Services Company (MFS) with J.P. Morgan Investment Management Inc. (J.P. Morgan) and Putnam Investment Management LLC (Putnam) to serve as subadvisers to the Portfolio alongside ClearBridge Investments, LLC, Jennison Associates LLC and T. Rowe Price Associates, Inc.; (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references and information pertaining to MFS is hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.86%
-Fee Waiver and/or Expense Reimbursement	(0.00)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.86%
Reimbursement

III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Growth	$88	$274	$477	$1,061
Portfolio
IV.    The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Large companies are defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had a median market capitalization of approximately $13 billion as of January 31, 2024, and the largest company by market capitalization was approximately $2.9 trillion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.
Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, real estate investment trusts (REITs), futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.
The Subadvisers generally look for companies that they believe will provide an above-average rate of earnings and cash flow growth and which have a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisers believe may provide an opportunity for substantial appreciation. These situations might arise when the Subadvisers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio may at times invest significantly in certain sectors, such as the technology sector.
The assets of the Portfolio are independently managed by five subadvisers under a multi-manager structure. The subadvisers are ClearBridge Investments, LLC, Jennison Associates LLC, J.P. Morgan Investment Management Inc., Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
V.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
Note: The Portfolio added and removed a subadviser and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadviser and the Portfolio’s predicted performance.

AST LARGE-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Growth Portfolio
Supplement dated December 4, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) recently approved: (i) replacing Massachusetts Financial Services Company (MFS) with J.P. Morgan Investment Management Inc. (J.P. Morgan) and Putnam Investment Management LLC (Putnam) to serve as subadvisers to the Portfolio alongside ClearBridge Investments, LLC, Jennison Associates LLC and T. Rowe Price Associates, Inc.; (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references and information pertaining to MFS is hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.86%
-Fee Waiver and/or Expense Reimbursement	(0.00)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.86%
Reimbursement

III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Growth	$88	$274	$477	$1,061
Portfolio
IV.    The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Large companies are defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had a median market capitalization of approximately $13 billion as of January 31, 2024, and the largest company by market capitalization was approximately $2.9 trillion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.
Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, real estate investment trusts (REITs), futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.
The Subadvisers generally look for companies that they believe will provide an above-average rate of earnings and cash flow growth and which have a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisers believe may provide an opportunity for substantial appreciation. These situations might arise when the Subadvisers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio may at times invest significantly in certain sectors, such as the technology sector.
The assets of the Portfolio are independently managed by five subadvisers under a multi-manager structure. The subadvisers are ClearBridge Investments, LLC, Jennison Associates LLC, J.P. Morgan Investment Management Inc., Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
V.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
Note: The Portfolio added and removed a subadviser and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadviser and the Portfolio’s predicted performance.